Earnings Per Share	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Earnings Per Share
38	EARNINGS PER SHARE
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2026, 2025 and 2024.

	For the fiscal year ended March 31,
	2026	2025	2024

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥1,137,557	¥478,132	¥873,346
Weighted average number of common stock in issue (in thousands of shares)	3,842,444	3,906,456	3,987,077

Basic earnings per share	¥296.05	¥122.40	¥219.04

Diluted:
Profit attributable to the common shareholders of the Company	¥1,137,557	¥478,132	¥873,346
Impact of dilutive potential ordinary shares issued by subsidiaries and associates	(11)	(6)	—

Net profit used to determine diluted earnings per share	¥1,137,546	¥478,126	¥873,346

Weighted average number of common stock in issue (in thousands of shares)	3,842,444	3,906,456	3,987,077
Adjustments for stock options (in thousands of shares)	766	939	1,160

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	3,843,210	3,907,395	3,988,237

Diluted earnings per share	¥295.99	¥122.36	¥218.98
As resolved by the board of directors on May 15, 2024, the Company implemented a stock split of its common stock (the “2024 Stock Split”) with an effective date of October 1, 2024, whereby each share of common stock owned by shareholders listed or recorded in the closing register of shareholders on the record date of September 30, 2024 was split into three
shares. Basic and diluted earnings per share are calculated based on the assumption that the 2024 Stock Split had been implemented at the beginning of the fiscal year ended March 31, 2024.
On May 13, 2026, the Company’s board of directors resolved to implement a stock split of its common stock (the “2026 Stock Split”) as of September 30, 2026, the record date, into two shares, effective as of October 1, 2026. For additional information on the 2026 Stock Split, refer to Note 25 “Shareholders’ Equity.” Basic earnings per share and diluted earnings per share assuming that the Company conducted the 2026 Stock Split at the beginning of the fiscal year ended March 31, 2026 are 148.03 and 147.99, respectively.